Other income and expenses—net	12 Months Ended
Dec. 31, 2017
Other Income And Expensesnet
Other income and expenses—net
in € thousand	2015	2016	2017

Government grants	123	222	89
Others	18	16	26
Other income	141	238	116

Other expenses	(7)	(7)	(8)

Other income and expenses, net	134	231	108